RISK MANAGEMENT POLICIES	12 Months Ended
Dec. 31, 2020
RISK MANAGEMENT POLICIES
RISK MANAGEMENT POLICIES

27.    RISK MANAGEMENT POLICIES

Comprehensive Risk Management is a key discipline for financial institutions. The Group intends to create, through its subsidiaries, a solid and efficient organization in risk management, the framework for an optimal use of its capital and to identify business opportunities in the markets and geographic regions in which it operates, seeking the best risk-reward balance for its shareholders. The risk management framework is communicated to the entire organization and strives to strike a balance between a strong risk culture and being an innovative company, focused on its customers and recognized for its agile, easy and friendly operating style.

The Company’s Board of Directors considers that its criteria and guidelines regarding risk management are a key part of its Corporate Governance. The risks to which the Group is exposed are inherent to the financial industry, such as credit, the market, interest rate, liquidity, operational risk, reputation and strategic risk. In addition, the Group is exposed to the risk of securitization, given its leadership role on this issue.

Financial risk factors

Credit risk

The Integral Risk Committee approves credit risk strategies and policies submitted in accordance with recommendations provided by the Integral Risk Corporate Department, the Credit Corporate Department and commercial sectors and in compliance with regulations set by the Argentine Central Bank. The credit strategy and policy is aimed at the development of commercial opportunities within the framework and conditions of the Group´s business plan, while keeping suitable caution levels in face of the risk.

Policies and procedures enable the definition of accurate aspects aimed at the deployment of the Group´s Strategy related to the administration of credit risk; among them, the Group´s criteria to grant loans, credit benefits and powers, types of products and the way in which the structure is organized, among other aspects. Likewise, the Group relies on an integral risk policy where aspects related to general key risk governance as well as specific manuals and procedures that include, among others, all relevant regulations issued by the Argentine Central Bank.

The Group´s credit risk management policies are applied to corporate and individuals. To such ends, a customer segmentation has been defined for Corporate Banking and Personal and Business Banking.

The Group focuses on supporting companies belonging to sectors with potential, and successful in their activity. Within the range of credit products offered for the business segment, the Group aims to develop and lead the factoring and leasing market, as well as to be a benchmark in foreign trade.

Within Corporate Banking, we seek a solid proposal for medium and large companies' market, seeking to maintain proximity with clients through service centers, agreements with clients throughout their value chain, and providing agile responses through existing credit processes.

Regarding Personal and Business Banking, in addition to payroll and senior citizens segments, special focus is placed on Entrepreneurs and SMEs, SMEs as well as the Banks´s Identité segment.

In the case of CCF, the focus is consumer finance, fundamentally in granting personal loans, credit cards and car loans.

The area of Capital Markets and Structuring targets the trust business segment; placement of assets in the capital market through financial trusts and debt securities, own and of third parties; and for its part, the area of Treasury and Finance has the Trading Desk within its scope. Among traded products are: interbank call, REPO transactions, corporate call, securities from public sector and monetary policy instruments of the Central Bank, acquisition of consumer portfolios, third-party financial trusts, negotiation of financial derivatives (futures, rate swaps, etc.), among others.

The Group is willing to carry out a strategy that enable it to address its contractual commitments, both under normal market conditions and adverse situations. Therefore, the Group relies on scoring and rating models to estimate probability of default (PD) for the different client portfolios. As for risk appetite framework, the Group relies on cut-offs for each risk-based segment that express the maximum risk to be assumed in terms of probability of default.

In addition to PD parameters, the Group relies on estimates of exposure at default (EAD)  and loss given default (LGD) parameters with the purpose of estimating Group’s allowance for loan losses and the necessary economic capital to face unexpected losses that may arise due to credit risk.

The Group is aimed at keeping a diversified and atomized portfolio, in order to minimize risk concentration. To such ends, loan originationand client portfolio profiles are adjusted to each different circumstance.

To this end, the entity has an indicators dashboard linked to the appetite for credit and concentration risk. The evolution of the NPL, Coverage and Cost of Risk indicators is monitored in relation to target limits established according to risk appetite and the strategy determined in the entity's business plan. Likewise, there is a portfolio limits scheme that measures balance concentration by debtor or economic group, the concentration of the main debtors, concentration by value chain, economic activities, portfolio by risk level based on the facility risk rating. and the exposure in foreign currency both at a total level and by product type.

Credit Risk Measurement Models

The Entity relies on models aimed at estimating the distribution of potential credit losses in its credit portfolio, which depend on defaults by the counterparties (PD – Probability of Default), as well as the assumed exposure to such defaults (EAD –Exposure At Default) and the recoveries of each defaulted loan (LGD – Loss Given Default).

Based on the aforementioned, the Group has developed a Risk-Adjusted Return on Capital (RAROC) model.

Regarding CCF, it also has estimates of the aforementioned parameters related to credit risk and a monitoring model of the RAROC Measurement metric.

The Group has deepened its work on the expected loss methodologies under IFRS 9, focusing on methodological improvements in the estimation of parameters (PD, EAD and LGD), aligning the definition of the parameters to the credit process. The forward looking model has been redesigned including more variables and openings. Likewise, effects resulting from the pandemic have been evaluated and incorporated into the expected loss calculation.

Allowances for loan losses calculation

Based on the results of the PD (probability of default), EAD (exposure at the time of default) and LGD (loss in the event of default) estimates, the associated statistical forecast is calculated.

Allowances for loan losses calculation is based on models that analyzes the Group’s own portfolio information to estimate, in global terms, the average value of the loss distribution function over an annual term (expected credit loss). The expected credit loss is determined based on PD, EAD, and LGD loss factors.

Economic Capital Calculation

The economic capital for credit risk is the difference between the portfolio’s value at risk (according to the confidence level for individuals of 99.9% and for companies of 99%) and the expected credit losses.

The Group relies on economic capital models for credit risk (one for individuals and another for companies). Such quantitative models include the exacerbation of capital by concentration risk and Securitization Risk. In the economic capital calculation models a one year holding period is used, except from factoring exposures where a six month holding period is used.

Counterparty Risk Management

The Group relies on a Counterparty’s Risk Map approved by the Credit Committee where the following limits are defined for each counterparty according to the Group’s risk appetite: credit exposure and settlement limits, foreign exchange settlement risk, securities settlement risk and Repo transactions settlement risk, among other.

Regarding the economic capital for the counterparty’s risk, it is included in the Economic Capital Quantitative Model for Credit Risk.

Impairment of Financial Instruments

The Group tests for impairment the financial assets measured at amortized cost, debt instruments measured at fair value through other comprehensive income, finance lease and financial guarantee contracts and loan commitments granted that are not measured at fair value.

As a rule, the expected credit loss is estimated as the difference between the contractual cash flows to be recovered and the expected cash flows discounted using the original effective interest rate. In the case of purchased or originated credit-impaired assets, this difference is discounted using the effective interest rate adjusted by credit rating.

The movements in the allowance for loan losses as of December 31, 2020 are detailed in note 26.

Write-Off

The Group reduce the gross carrying amount of a financial asset when it has no reasonable expectations of recovering a financial asset in its entirety of a portion thereof. A write-off constitues a derecognition event.

Maximum Credit Risk Exposure

Financial Instruments to which the impairment requirements in IFRS 9 are applied:

	December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Overdrafts	18,228,303	610,850	146,257	18,985,410
Promissory Notes	12,407,922	793,555	2,359,458	15,560,935
Unsecured Corporate Loans	12,516,187	285,078	302,868	13,104,133
Mortgage Loans	7,894,984	2,118,357	1,044,497	11,057,838
Automobile and other secured loans	1,227,511	312,404	352,278	1,892,193
Personal Loans	19,046,521	1,452,586	624,011	21,123,118
Retail	15,535,247	1,425,146	510,209	17,470,602
Consumer Finance	3,511,274	27,440	113,802	3,652,516
Credit Card Loans	43,673,047	3,118,508	389,148	47,180,703
Retail	38,301,754	2,633,285	243,466	41,178,505
Consumer Finance	5,371,293	485,223	145,682	6,002,198
Receivables from Financial Leases	2,817,385	217,321	152,820	3,187,526
Foreign Trade Loans	9,558,036	1,585,023	1,901,861	13,044,920
Other Financings	3,759,131	746,038	163,301	4,668,470
Other Receivables from Financial Transactions	2,546,404	34,037	59,701	2,640,142
Total	133,675,431	11,273,757	7,496,200	152,445,388

	December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Overdrafts	37,008,385	601,442	1,590,928	39,200,755
Promissory Notes	10,904,371	300,364	387,249	11,591,984
Unsecured Corporate Loans	13,579,312	494,932	1,045,787	15,120,031
Mortgage Loans	8,209,762	1,550,950	1,017,564	10,778,276
Automobile and other secured loans	1,088,637	354,852	217,339	1,660,828
Personal Loans	44,364,398	6,715,548	1,571,483	52,651,429
Personal and Business Banking	17,793,608	1,099,343	592,285	19,485,236
Consumer Finance	26,570,790	5,616,205	979,198	33,166,193
Credit Card Loans	42,284,160	1,241,422	742,864	44,268,446
Personal and Business Banking	36,630,601	1,051,965	370,432	38,052,998
Consumer Finance	5,653,559	189,457	372,432	6,215,448
Foreign Trade Loans	22,053,128	837,964	1,819,440	24,710,532
Other Financings	10,714,901	158,201	103,923	10,977,025
Other Receivables from Financial Transactions	2,511,243	22,471	62,543	2,596,257
Receivables from Financial Leases	3,836,879	250,933	250,565	4,338,377
Total	196,555,176	12,529,079	8,809,685	217,893,940

Financial Instruments to which the impairment requirements in IFRS 9 are not applied

Financial assets measeured at fair value through profit or loss are not subject to impairment The maximum exposure to credit risk is the corresponding fair value.

Market risk

Group defines Market Risk as the risk resulting from deviations in the trading portfolio value as a result of market fluctuations during the period required for the settlement of portfolio positions.

The Risk Department’s measurement, control and follow-up perimeter covers those operations where certain loss risk in the Group ´s shareholders equity value is assumed, as a result of changes in market factors. Such risk results from the variation in risk factors under evaluation (interest rate, exchange rate, market price of equity instruments and options), as well as liquidity risk in the different products and markets where the Group operates.

According to its business strategy, Banco Supervielle is the component of the Group with the greatest exposure to this risk. On the other hand, Cordial Compañía Financiera has a minimum exposure to market risk and associated with liquidity management purposes. That is why market risk controls present a greater level of detail and emphasis on Banco Supervielle’s trading portfolio.

With the purpose of measuring the risk of positions homogeneously and therefore, setting a limit and threshold structure to support management and control schemes, Banco Supervielle uses the VaR model (Value at Risk), which defines the maximum expected loss to be recorded in a financial asset portfolio in normal market conditions, within a certain period of time and at a pre-established confidence level. Indicators obtained from this enable the Group to identify a potential market risk and take preventive measures.

Market risk management is focused on the trading portfolio managed by the Trading desk, although there is also a broader control including managed positions with liquidity management objectives. For this reason, in terms of the broader trading portfolio, the controls are limited to the exposure to the assumed risk, measured using the VaR methodology, in relation to the regulatory capital (RC). In addition, a control is carried out on the VaR by group of assets, thus limiting the risk that the Entity can assume in each group of assets considered in isolation. The objective is to incorporate an element of alert to credit events or break in the correlations between groups of assets, events that may escape the consideration of a diversified VaR.

The controls over the Trading desk are more exhaustive. Approved strategies and policies are reflected in what is known internally as a unified Risk Map document, where detailed operations enabled by the Trading desk can be explained in detail. In the same document the entire framework of controls that translate the risk appetite with which the Entity is willing to operate is exposed. In this way, limitations are established on the open position in certain financial instruments, VaR limit on the diversified portfolio, maximum allowable loss amount before executing the stop loss policy and conditions that could lead to the execution of a stop strategy gain. The entire control scheme is complemented by action plans that must be implemented once a violation occurs within the limits established therein.

The exposure to the Group's exchange rate risk at the end of the year by currency type is detailed below:

	Balances as of 12/31/2020				Balances as of 12/31/2019
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	42,899,393	35,709,785	529	7,190,137	56,061,739	50,902,660	—	5,159,079
Euro	974,565	785,018	—	189,547	807,436	783,009	—	24,427
Others	293,182	6,208	—	286,974	199,362	—	—	199,362
Total	44,167,140	36,501,011	529	7,666,658	57,068,537	51,685,669	—	5,382,868

Financial assets and liabilities are presented net of derivatives, which are disclosed separately. Derivative balances are shown at their Fair Value at the closing price of the respective currency.

The table above includes only Monetary Assets and Liabilities, since investments in equity instruments and non-monetary instruments does not generate foreign exchange risk exposure.

A sensitivity analysis was performed considering reasonably possible changes in foreign exchange rates in relation to the Group’s functional currency. The percentage of variation used in this analysis is the same the Group used in its Business Plan and Projections.

		12/31/2020			12/31/2019
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	40.20%	2,687,853	2,687,853	31.9%	270,549	270,549
	(40.20)%	(2,687,853)	(2,687,853)	(31.9)%	(270,549)	(270,549)
Euro	40.20%	75,960	75,960	31.9%	7,793	7,793
	(40.20)%	(75,960)	(75,960)	(31.9)%	(7,793)	(7,793)
Other	40.20%	115,338	115,338	31.9%	61,993	61,993
	(40.20)%	(115,338)	(115,338)	(31.9)%	(61,993)	(61,993)
Total	40.20%	2,879,151	2,879,151	31.9%	340,335	340,335
	(40.20)%	(2,879,151)	(2,879,151)	(31.9)%	(340,335)	(340,335)

Sensitivity Analysis

It is important to note that within the daily report provided to the trading desk for the monitoring of the exposure to assumed risk, the Financial Risk Management makes a comparison between the profitability obtained and the implicit risk for each asset. When using a diversified VaR methodology, it is important to provide information related to the contribution that each asset in the portfolio makes to the aggregate VaR measurement, and fundamentally if this asset generates risk diversification or not. That is why, within the variables included in the daily report, the VaR component of each asset is included, thus allowing a sensitivity analysis on the impact of each asset on the total risk.

With the aim of improving the assumed risk analysis through the use of alternative measurement metrics, the Group recognizes the change in market conditions on exposure to risk through an adjustment to the volatilities used in the VaR calculation. According to the methodology used, the returns of assets registered in more recent dates have a greater incidence in the calculation of volatilities. In parallel, the Entity performs a measurement and monitoring of the assumed risk through the application of an expected shortfall methodology, analyzing the universe of unexpected losses located in the distribution queue beyond the critical point indicated by VaR.

Economic capital calculation

Banco Supervielle adopts the diversified Parametric VaR methodology for the calculation of market risk economic capital, both at a consolidated and individual level. It should be noted that in the case of Cordial Compañía Financiera, according to the provisions established by the Argentine Central Bank, its Board of Directors has chosen to quantify its needs for economic capital by applying a simplified methodology. According to this methodology, the aggregate economic capital arises from the following expression:

EC = (1,05 x MC) + max [0; ΔEVE – 15 % x bS)]

Where, EC: economic capital according to profile’s risk (ICAAP).

MC: Minimum capital requirement in accordance with Argentine Central Bank regulations.

ΔEVE (Economic Value): measure of interest rate risk calculated according to the Standardized Framework

bS (Basic Shareholders’ equity) : Tier 1 capital.

Interest Rate Risk

Interest Rate Risk is the risk derived from the likelihood that changes in the Group’s financial condition occur as a result of market interest rate fluctuations, having effect on its financial income and economic value. The following are such risk factors:

✓	Different terms maturity and interest rate re-adjustment dates for assets, liabilities and off balance sheet items.
✓	Forecast, evolution and volatility of local interest rates and foreign interest rates.
✓	The basis risk that results from the unsuitable correlation in the adjustment of assets and liabilities interest rates for instruments that contain similar revaluation features;

The Group’s interest rate risk management model, includes the analysis of interest rates gaps. Such analysis enables the basic explanation of the financial statement structure as well as the detection of interest rate risk concentration along the different terms. Special attention focuses on the accumulated gap during the first ninety days, as it is the holding period used when evaluating exposure to interest rate risk in each of the entities and due to its relevance when evaluating actions that may modify the structural balance positioning.

The interest rate risk management is aimed at keeping the Group’s exposure within those levels of risk appetite profile validated by the Board upon changes in the market interest rates.

To such ends, the interest rate risk management relies on the monitoring of two metrics:

✓

MVE – VaR Approach: measures the difference between the economic values estimated given the interest rate market curve and said value estimated given the interest rate curve resulting from the simulation of different stress scenarios. The Group uses this approach to calculate the economic capital for this risk.

✓	NIM – EaR Approach: measures changes in expected accruals over a certain period of time (12 months) upon an interest rate curve shift resulting from a different stress situation simulation practices.

During 2018, with the publication of Communication "A" 6397, the Argentine Central Bank presented the applicable guidelines for the treatment of interest rate risk in the investment portfolio. The regulation makes a distinction between the impact of fluctuations in interest rate levels on the underlying value of the entity’s assets, liabilities and off-balance sheet items (economic value or MVE), and the alterations that such movements in the interest rate may have on sensitive income and expenses, affecting net interest income (NII). This same criterion had already been adopted by Banco Supervielle, so that the new regulations implied a readaptation of the management model to the suggested measurement methodology, maintaining some criteria and incorporating others.

As established by the regulator, both Banco Supervielle and Cordial Compañia Financiera must use the Standardized Framework described in point 5.4. of the Communication "A" 6397 for the measurement of the impact on the economic value of the entities (ΔEVE) of six proposed disturbance scenarios. These scenarios include parallel movements in the curves of market interest rates upwards or downwards, flattening or steepening of the slope of these curves, as well as an increase or decrease in short-term interest rates. A base curve of market interest rates is considered for each of the significant currencies in the financial statement of each entity. According to the applicable regulation, Banco Supervielle has to use an internal measurement system (SIM) for measurement based on results (ΔNIM). This requirement is not applicable to Cordial Compañía Financiera. It is important to highlight that Banco Supervielle, which has not been qualified by the Argentine Central Bank as having a local systemic importance (D-SIB), is not legally bound to have its own internal measurement system (SIM) for the measurement based on economic value (ΔEVE).

Beyond the regulatory provisions, it is important to note that both Banco Supervielle and Cordial Comapñia Financiera have been working with internal measurement systems (SIM) to measure the impact of rate fluctuations, both on economic value (ΔEVE) and on results (ΔNIM). The development of these systems included the definition of assumptions for the determination of the maturity flow of different lines of assets and liabilities without defined maturity or with implicit or explicit options of behavior.

During 2020 an important methodological change was implemented, since the Entity decided to align itself with the provisions of the Standardized Framework in relation to assets and liabilities with Units of Purchasing Power (UVA) adjustment and stopped considering them as susceptible to interest rate risk in the risk calculation with its internal measurement systems (SIM).

Improvements were made to the dynamic rate GAP measurement tool, allowing various sensitivity exercises to be carried out in a year characterized by a changing context and numerous regulations that altered financial margins.

Economic Capital Calculation

As a first step to calculate economic capital, Banco Supervielle calculates its exposure to interest rate risk from the MVE-EaR (economic value) approach of its internal measurement system (SIM), using a holding period of three months (90 days) and a confidence level of 99%. This quantitative model includes the exacerbation of capital by securitization risk. The result obtained is compared with the worst result of the alterations proposed in the six scenarios proposed by the Standardized Framework, with the resulting economic capital being the worst of both measurements (SIM and Standardized Framework).

In the case of Cordial Compañía Financiera, as mentioned above, the Entity’s Board of Directors has chosen to quantify its needs for economic capital by applying a simplified methodology. With regard to interest rate risk, the Group measures the impact of fluctuations in market interest rates on the economic value based on the application of the Standardized Framework. In the event that the worst ☐ EVE of the six scenarios proposed by the regulation exceeds 15% of the basic net worth (capital level one) of the Entity, the sum of the economic capital calculated according to the simplified methodology would be increased by said excess.

The exposure to interest rate risk is detailed in the table below. It presents the residual values  and average rate of the assets and liabilities, categorized by date of renegotiation of interest or expiration date, the lowest.

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2020
Total Financial Assets	94,212,108	23,283,810	21,884,220	13,991,605	76,333,380	229,705,123
Total Financial Liabilities	(110,298,588)	(23,704,722)	(5,066,130)	(1,500,505)	(69,482,671)	(210,052,616)
Net Amount	(16,086,480)	(420,912)	16,818,090	12,491,100	6,850,709	19,652,507
Average rate Assets	33.76%	37.13%	37.10%	44.08%	22.70%	31.37%
Average rate Liabilities	31.29%	16.88%	15.85%	42.82%	13.45%	23.60%

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2019
Total Financial Assets	57,417,639	20,427,549	15,594,538	16,684,376	69,002,031	179,126,133
Total Financial Liabilities	(68,842,995)	(18,271,575)	(6,965,625)	(9,086,825)	(60,866,894)	(164,033,914)
Net Amount	(11,425,356)	2,155,974	8,628,913	7,597,551	8,135,137	15,092,219
Average rate Assets	50.15%	62.53%	62.88%	61.73%	31.39%	46.52%
Average rate Liabilities	40.67%	36.72%	28.94%	34.96%	25.25%	33.70%

The table below shows the sensitivity to a reasonably possible additional variation in interest rates for the next year, taking into account the composition as of December 31, 2020. Variations in rates were determined considering the scenarios set by Communication "A" 6397 for the calculation of the Interest Rate Risk in the Investment Portfolio.

	12/31/2020		12/31/2019
		Increase / (decrease)		Increase / (decrease)
Concepto	Additional variation in	in the income	Additional variation in	in the income
	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	(433,698)	4% ARS; 2% USD	(486,558)
Increase in the interest rate	4% ARS; 2% USD	430,992	4% ARS; 2% USD	354,392

If the market interest rates for instruments denominated in pesos decreased by 4 percentage points and f 2 percentage points for those denominated in US dollars, net income for the year would decrease  by 433,698 and 486,558 as of the end of December 31, 2020 and 2019 respectively. On the contrary, if the interest rates increased in equal measure,  net income for the year would increase by 430,992 and 354,392 respectively.

Liquidity Risk

The Group defines Liquidity Risk as the risk of assuming additional financing expenses upon unexpected liquidity needs. Such risk results from the difference of sizes and maturities between the Group’s assets and liabilities. Such risks involve the following:

✓	Funding Liquidity Risk means the risk to obtain funds at normal market cost when needed, based on the market’s perception of the Group.
✓	Market Liquidity Risk means the risk resulting from the Group’s incapacity to offset an asset position at market price, as a consequence of the following two key factors:
•	Assets are not liquid enough,
•	Changes in the markets where those assets are traded.

Liquidity and concentration indicators of funding sources are used to determine the tolerance to this risk, starting from the most restrictive definitions to the most comprehensive ones.

The following are the main core metrics used for liquidity risk management:

✓

LCR (Liquidity Coverage Ratio): measures the relation between high quality liquid assets and total net cash outflows over a 30‑day period. The Group estimates this indicator on a daily basis, having met during the year the minimum value established by law, as well as that established internally based on their risk appetite.

✓

Net Stable Funding Ratio (NSFR): measures the ability of the Group to fund its activities with sufficiently stable sources to mitigate the risk of future stress situations arising from its funding. The Group calculates this indicator on a daily basis, having complied with the minimum value required by the regulator and that that established internally based on its risk appetite.

✓	Coverage of Remunerated Accounts and Pre-Payable Term Deposits this indicator is aimed to reduce funding dependence of unstable sources in non-liquid scenarios.

In addition, the Assets and Liabilities Committee performs a daily monitoring of some follow-up metrics . Such indicators are used to analyze the main components of LCR while assessing the Group’s liquidity condition and warning upon trend changes that may affect the guidelines set by the risk appetite policy. Additionally, within these monitoring indicators, Committee assess for the availability of liquid assets to respond to an eventual withdrawal of more volatile deposits, such us remunerated sight accounts and deposits of the public sector in foreign currency.

During 2020 the local financial market operated with high levels of liquidity due to the impact of restrictions on mobility, the consequent drop in the level of economic activity and the strong monetary issue faced by the Central Bank of Argentina to cover the needs of assistance to the sectors affected by the COVID-19 pandemic. This strong initial growth of the monetary base had its correlation in the use of LELIQ and Pasive Repo by the monetary authority as an absorption mechanism. In line with the aforementioned, Banco Supervielle experienced strong growth in demand balances, both for retail and institutional clients. The latter, with their correlate in loans to the Central Bank of Argentina via LELIQ and / or Repo, counteracted the positive effect of growth in retail balances and put pressure on the LCR, which was effectively managed throughout the year, staying within comfort values established by the Board of Directors.

Liquidity in dollars strengthened throughout the year. On the one hand, the strong drop in deposits that began in August 2019 gradually diminished until reaching a reversal and slightly positive monthly variations towards the end of 2020. This was combined with an active management of loan collections in dollars, which is reflected in a significant fall in balances on this line of the balance sheet.

Economic capital calculation

The Group relies on the following elements that ensure the suitable management of this type of risk:

✓

Broad liquidity indicators dashboard, to monitor liquidity levels. Each indicator relies on its relevant threshold and limit, which are monitored on a daily basis by the Risk Area (sending due warnings upon violation cases), on a byweekly basis by the Assets and Liabilities Committee (ALCO) and on a monthly basis by the Integral Risk Committee. Likewise, a weekly report is drawn up and sent to members of the Integral Risk Committee, ALCO and the Board.

✓	Indicators that measure the concentration of funding sources, establishing the Group’s risk appetite.
✓	Development and monitoring of new liquidity coverage and leverage indicators set by the Argentine Central Bank in compliance with Basle III route map.
✓

Different liquidity risk follow-up tools have been added, including a disaggregate assessment of contractual term mismatches and funding concentration reports, by counterparty, product and significant currency. The accuracy of the information required for such reports contributed to the improvement of our Risk Management Information System (MIS).

✓

The liquidity coverage ratio is used to assess the Group’s capacity to meet liquidity needs over a 30‑day period within a stress scenario described by the Argentine Central Bank. The follow-up of this indicator is carried out on a daily basis, keeping the Group’s liquidity director and officials updated on its evolution.

✓	Permanent monitoring of limit and threshold compliance in virtue of the stable funding ratio (NSFR).
✓	Individual stress tests, carried out on a daily basis upon an eventual critical scenario of a sudden withdrawal of deposits and its impact on the minimum cash position and LCR.
✓	Intraday liquidity monitoring tools as indicated above.
✓	Regarding contingency plans, the Group follows a policy that ensures the application of its guidelines in stress tests, according to the decision taken by ALCO Committee and Integral Risk Committee.

The Risk management framework described herein enables a suitable liquidity condition; therefore, the Group considers the economic capital estimation unnecessary to cover such risk, as long as the Group’s solvency should not be affected once the stress tests contingency plan have been implemented.

Below is an analysis of the assets and liabilities maturities, determined based on the remaining period as of December 31, 2020 and 2019 until the contractual maturity date, based on undiscounted cash flows:

	Less than	From 1 to	From 6 to	From 1 to	More than
As of 12/31/2020	1 month	6 months	12 months	5 years	5 years	Total
Cash and due from banks	36,717,126	—	—	—	—	36,717,126
Cash	12,868,539	—	—	—	—	12,868,539
Financial institutions and correspondents	—	—	—	—	—	—
Argentine Central Bank	19,836,222	—	—	—	—	19,836,222
Other local financial institutions	3,848,820	—	—	—	—	3,848,820
Others	163,545	—	—	—	—	163,545
Debt Securities at fair value through profit or loss	2,995,709	3,863,084	654,825	4,023,869	—	11,537,487
Derivatives	143,944	—	—	—	—	143,944
Reverse Repo transactions	22,452,025	—	—	—	—	22,452,025
Other financial assets	—	—	—	—	1,995,834	1,995,834
Loans and other financing	16,751,292	45,402,101	16,099,375	31,723,942	3,578,926	113,555,636
To the non-financial public sector	23,289	—	—	—	—	23,289
To the financial sector	4,206	6,702	2,544	—	—	13,452
To the Non-Financial Private Sector and Foreign residents	16,723,797	45,395,399	16,096,831	31,723,942	3,578,926	113,518,895
Other debt securities	28,385,679	639,210	7,089,420	5,966,933	100,395	42,181,637
Financial assets pledged as collateral	1,686,400	3,680,854	717,294	1,907,549	311,972	8,304,069
TOTAL ASSETS	109,132,175	53,585,249	24,560,914	43,622,293	5,987,127	236,887,758
Deposits	132,523,336	26,459,417	5,289,801	10,644,216	4,566,477	179,483,247
Non-financial public sector	6,331,241	1,493,437	55,608	112,268	57,938	8,050,492
Financial sector	89,090	—	—	—	—	89,090
Non-financial private sector and foreign residents	126,103,005	24,965,980	5,234,193	10,531,948	4,508,539	171,343,665
Liabilities at fair value through profit or loss	—	2,547,937	—	—	—	2,547,937
Repo transactions	—	—	—	—	—	—
Other financial liabilities	7,732,441	—	—	—	—	7,732,441
Financing received from the Argentine Central Bank and other financial institutions	68,390	1,989,029	1,855,366	1,917,967	—	5,830,752
Unsubordinated debt securities	—	3,586,903	455,669	1,295,122	—	5,337,694
Subordinated debt securities	—	39,259	1,170,903	-	—	1,210,162
TOTAL LIABILITIES	140,324,167	34,622,545	8,771,739	13,857,305	4,566,477	202,142,233

	Less than	From 1 to	From 6 to	From 1 to	More than
As of 12/31/2019	1 month	6 months	12 months	5 years	5 years	Total
Cash and due from banks	26,670,491	—	—	—	—	26,670,491
Cash	8,822,591	—	—	—	—	8,822,591
Financial institutions and correspondents	—	—	—	—	—	—
Argentine Central Bank	16,381,107	—	—	—	—	16,381,107
Other local financial institutions	1,435,202	—	—	—	—	1,435,202
Others	31,591	—	—	—	—	31,591
Debt Securities at fair value through profit or loss	430,513	—	—	—	—	430,513
Derivatives	257,587	—	—	—	—	257,587
Reverse Repo transactions	—	—	—	—	—	—
Other financial assets	—	—	—	—	939,852	939,852
Loans and other financing	21,306,539	32,856,149	14,084,678	22,046,665	1,106,681	91,400,712
To the non-financial public sector	28,872	—	—	—	—	28,872
To the financial sector	5,355	17,375	9,763	10,492	—	42,985
To the Non-Financial Private Sector and Foreign residents	21,272,312	32,838,774	14,074,915	22,036,173	1,106,681	91,328,855
Other debt securities	7,171,139	401,722	3,090,168	—	—	10,663,029
Financial assets pledged as collateral	765,391	2,880,890	733,929	2,055,037	1,982,106	8,417,353
TOTAL ASSETS	56,601,660	36,138,761	17,908,775	24,101,702	4,028,639	138,779,537
Deposits	61,988,823	6,814,743	23,328,510	17,172	—	92,149,248
Non-financial public sector	4,984,287	96,282	389,608	—	—	5,470,177
Financial sector	37,358	—	—	—	—	37,358
Non-financial private sector and foreign residents	56,967,178	6,718,461	22,938,902	17,172	—	86,641,713
Liabilities at fair value through profit or loss	189,554	—	—	—	—	189,554
Repo transactions	225,144	—	—	—	—	225,144
Other financial liabilities	7,894,660	—	—	—	—	7,894,660
Financing received from the Argentine Central Bank and other financial institutions	96,682	3,197,676	279,037	5,453,649	—	9,027,044
Unsubordinated debt securities	—	3,376,997	3,095,134	3,144,238	—	9,616,369
Subordinated debt securities	—	75,654	1,423,084	861,402	—	2,360,140
TOTAL LIABILITIES	70,394,863	13,465,070	28,125,765	9,476,461	—	121,462,159